EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$237
	TOTAL COMMON STOCKS
	(Cost $1,559,793)	237

Principal Amount[1]
	FIXED INCOME SECURITIES — 93.1%
	ARGENTINA — 1.0%
48,000,000	Argentina Treasury Bond BONCER 2.000%, 11/9/2026	613,104
	AUSTRALIA — 5.4%
2,050,000	Australia Government Bond 1.250%, 5/21/2032	1,090,825
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,090,835
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	1,051,998
		3,233,658
	BRAZIL — 4.7%
13,500,000	Brazilian Government International Bond 10.250%, 1/10/2028	2,820,575
	CANADA — 5.2%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,097,334
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	987,823
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,027,993
		3,113,150
	CHILE — 4.3%
2,200,000,000	Bonos de la Tesoreria de la Republica en pesos 6.000%, 4/1/2033[4]	2,529,392
	COLOMBIA — 3.4%
8,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	2,033,189
	DOMINICAN REPUBLIC — 1.1%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	634,122

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	FRANCE — 2.2%
1,200,000	TotalEnergies S.E. 3.369% [2,3,5]	$1,273,395
	GERMANY — 4.4%
48,700,000	Kreditanstalt fuer Wiederaufbau 4.400%, 7/25/2025	2,605,520
	IRELAND — 1.8%
1,000,000	Glencore Capital Finance DAC 0.500%, 9/7/2028[2]	1,088,691
	LUXEMBOURG — 4.2%
	European Investment Bank
24,500,000,000	5.750%, 1/24/2025	1,547,630
18,000,000	6.500%, 7/7/2027	958,654
		2,506,284
	MALTA — 1.5%
9,000,000	Gaming Innovation Group PLC 11.285% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[2,6]	871,314
	MEXICO — 6.8%
17,850,000	America Movil S.A.B. de C.V. 9.500%, 1/27/2031[2]	1,009,749
	Mexican Bonos
15,000,000	5.750%, 3/5/2026	804,305
20,000,000	7.750%, 11/23/2034	1,044,000
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	1,173,006
		4,031,060
	NORWAY — 5.0%
	Aker A.S.A.
4,000,000	6.650% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 190 basis points), 11/22/2024[2,6]	381,657
5,000,000	6.275%, 9/27/2027	485,692
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	424,339
10,000,000	DNB Bank A.S.A. 7.050% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[2,6]	960,746

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
7,597,094	Lime Petroleum A.S. 13.970% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/7/2025[2,4,6]	$744,013
		2,996,447
	PERU — 2.4%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,447,980
	PHILIPPINES — 9.2%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,572,356
100,000,000	6.150%, 2/25/2030	1,166,498
165,000,000	Philippine Government International Bond 6.250%, 1/14/2036	2,737,074
		5,475,928
	SINGAPORE — 3.7%
1,000,000	Housing & Development Board 2.320%, 1/24/2028	723,475
2,000,000	Singapore Government Bond 2.125%, 6/1/2026	1,462,244
		2,185,719
	SOUTH KOREA — 3.8%
35,500,000,000	Export-Import Bank of Korea 7.250%, 12/7/2024	2,260,032
	SWEDEN — 1.5%
800,000	Betsson A.B. 10.416% (3-Month Euribor + 650 basis points), 6/23/2025[2,6]	904,079
	THAILAND — 2.4%
47,000,000	Thailand Government Bond 3.390%, 6/17/2037	1,404,734
	UNITED KINGDOM — 8.2%
1,000,000	BP Capital Markets PLC 3.250% [2,3,5]	1,048,335
	European Bank for Reconstruction & Development
86,000,000	2.000%, 2/5/2024	1,527,667
75,000,000	5.150%, 2/16/2024	903,770
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	364,109

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED KINGDOM (Continued)
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	$1,058,484
		4,902,365
	UNITED STATES — 10.9%
41,500,000,000	Inter-American Development Bank 5.100%, 11/17/2026	2,581,902
	International Bank for Reconstruction & Development
75,000,000	6.000%, 1/16/2025	896,872
2,000,000	9.750%, 1/21/2027	413,112
18,500,000,000	6.500%, 12/8/2027	1,199,370
26,000,000	International Finance Corp. 7.000%, 7/20/2027	1,404,270
		6,495,526
	TOTAL FIXED INCOME SECURITIES
	(Cost $57,579,536)	55,426,264

Number of Shares
	SHORT-TERM INVESTMENTS — 5.0%
2,949,721	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.123% [7]	2,949,721
	Total Short-Term Investments
	(Cost $2,949,721)	2,949,721
	TOTAL INVESTMENTS — 98.1%
	(Cost $62,089,050)	58,376,222
	Other Assets in Excess of Liabilities — 1.9%	1,145,523
	TOTAL NET ASSETS — 100.0%	$59,521,745

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Callable.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,325,403, which represents 7.27% of Net Assets.
[5]Perpetual security. Maturity date is not applicable.
[6]Floating rate security.
[7]The rate is the annualized seven-day yield at period end.